Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent events
The Company has evaluated subsequent events for recognition, remeasurement and disclosure purposes through August 10, 2023, the date which the consolidated financial statements were available to be issued. The identified subsequent event is as follows:
Agreement and plan of merger
On July 14, 2023, the Company, along with Frequency Merger Sub, Inc. (Merger Sub) and Korro Bio, Inc., (Korro Bio) entered into an Agreement and Plan of Merger (the Merger Agreement), pursuant to which, Merger Sub will merge with and into Korro Bio, with Korro Bio continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger. In connection with the merger, the Company has prepared and filed a combined registration statement on Form
S-4
registering the Company’s common stock to be issued to Korro Bio’s stockholders in the merger and proxy statement with respect to the meeting of the Company’s stockholders.
The Merger Agreement contains customary representations, warranties and covenants made by the Company and Korro Bio, including covenants relating to obtaining the requisite approvals of the Company’s stockholders and Korro Bio, indemnification of directors and officers, and the Company’s and Korro Bio’s conduct of their respective businesses between the date of signing the Merger Agreement and the closing of the merger. The Merger Agreement also contains certain customary termination rights. The Merger Agreement further provides that, upon termination of the Merger Agreement under specified circumstances, Korro Bio may be required to pay the Company a termination fee of $4,000, or the Company may be required to pay Korro Bio a termination fee of $1,500.

19. Subsequent events
The Company has evaluated subsequent events for recognition, remeasurement and disclosure purposes through March 10, 2023, the date which the consolidated financial statements were available to be issued. The identified subsequent event is as follows:
On February 13, 2023, the Company announced a restructuring in which its hearing program was discontinued. As a result, the Company reduced its workforce by approximately 55% to better align with the needs of its business. The total personnel costs related to the restructuring are estimated to be approximately $4,000 in future cash outlays primarily related to severance costs and related expenses.